Summary of Principal Accounting Policies - PPE (Details)	12 Months Ended
Dec. 31, 2022
Leasehold improvements
Property Plant And Equipment [Line Items]
Useful life (in years)	Shorter of the lease term or expected useful life
Motor vehicles
Property Plant And Equipment [Line Items]
Useful life (in years)	5 years
Maximum | Furniture, fixtures and equipment
Property Plant And Equipment [Line Items]
Useful life (in years)	5 years
Minimum | Furniture, fixtures and equipment
Property Plant And Equipment [Line Items]
Useful life (in years)	3 years